Average Annual Total Returns{- Franklin Growth and Income VIP Fund} - FTVIP Class 1-59 - Franklin Growth and Income VIP Fund	Class 1 Return Before Taxes Past 1 year	Class 1 Return Before Taxes Past 5 years	Class 1 Return Before Taxes Past 10 years	Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		Russell 1000® Value Index (index reflects no deduction for fees, expenses or taxes) Past 10 years		S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	26.05%	9.25%	11.57%	26.54%	[1]	8.29%	[1]	11.80%	[1]	31.49%	[1]	11.70%	[1]	13.56%	[1]

[1]

1. The Russell 1000 Value Index is replacing the S&P 500 Index as the Fund's primary benchmark. The investment manager believed that the Russell 1000 Value Index more accurately reflects the Fund's investment strategy. The S&P 500 Index will be the Fund's secondary index.